Expense Example, No Redemption (High Yield Bond Portfolio Annuity)	High Yield Bond Portfolio High Yield Bond Portfolio - High Yield Bond Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368